Unaudited Consolidated Statement of Changes in Total Equity - 9 months ended Sep. 30, 2016 - USD ($) shares in Thousands, $ in Thousands	Total	Convertible Preferred Stock [Member]	General Partner [Member]	Common Units [Member] Limited Partner [Member]	Common Stock Including Additional Paid in Capital [Member] Limited Partner [Member]	Preferred Units [Member] Preferred Partner [Member]	Warrant [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2015	$ 967,848	$ 252,498	$ 17,608		$ 629,264	$ 266,925		$ 696	$ 53,355	$ 3,173
Beginning balance, units at Dec. 31, 2015		10,438		107,027		11,000
Net loss	(69,234)	$ 17,324	(1,857)		(90,928)	$ 16,125			7,426	119
Other comprehensive loss (note 9)	(17,705)							(17,705)
Cash distributions	(51,077)	(10,750)	(480)		(34,472)	(16,125)
Stock Issued During Period, Shares, Dividend Reinvestment Plan				1,959
Dividends, Paid-in-kind	5,728	(5,728)	(309)		6,037
Distribution to non-controlling interests	(4,610)								(4,610)
Contribution of capital from joint venture partner	750								750
Equity Contribution From Parent Company	1,828		37		1,791
Proceeds from equity offerings, net of offering costs (note 12)	134,981	$ 83,453	2,629		118,555		$ 13,797
Proceeds from equity offerings, net of offering costs (note 12), units		4,000		25,648
Conversion of Convertible Preferred Units (note 12)	47,171	$ (46,429)	889		46,282
Conversion of Convertible Preferred Units (note 12), units		(1,921)		8,324
Exchange of Convertible Preferred Units (note 12)	20,644	$ (20,644)	413		20,231
Equity based compensation and other (note 13)	349	678	7		342
Equity based compensation and other (note 13), units				101
Ending balance at Sep. 30, 2016	$ 1,036,673	$ 270,402	$ 18,937		$ 697,102	$ 266,925	$ 13,797	$ (17,009)	$ 56,921	$ 3,292
Ending balance, units at Sep. 30, 2016		12,517		143,059		11,000